SHORT-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SHORT-TERM DEBT AND LONG-TERM DEBT
Short-term debt	$ 15,257	$ 16,630
Bank of Beijing
SHORT-TERM DEBT AND LONG-TERM DEBT
Short-term debt	307	718
East West Bank
SHORT-TERM DEBT AND LONG-TERM DEBT
Short-term debt	8,130	9,182
Others
SHORT-TERM DEBT AND LONG-TERM DEBT
Short-term debt	$ 6,820	$ 6,730